Subsequent Event (Detail) - USD ($)			3 Months Ended	12 Months Ended
	Mar. 06, 2015	Feb. 15, 2015	Mar. 31, 2015	Dec. 31, 2014	Feb. 11, 2015	Jan. 20, 2015	Jan. 12, 2015
Subsequent Event [Line Items]
Sale of stock, gross proceeds			$ 51,580,000
Merger and Private Financing
Subsequent Event [Line Items]
Business acquisition, voting rights percentage acquired				100.00%
Note Purchase Agreement and Convertible Promissory Note
Subsequent Event [Line Items]
Convertible promissory note, maturity date description				The earliest to occur of (i) December 31, 2015, (ii) upon a change in control, as defined in the agreement, or (iii) upon defined events of default.
Janssen License Agreement | Convertible Debt Securities
Subsequent Event [Line Items]
Convertible promissory note, maturity date description				The earliest to occur of (i) May 31, 2016, (ii) upon a change in control, as defined in the agreement, or (iii) upon defined events of default.
February 2015 Note Holders
Subsequent Event [Line Items]
Convertible promissory note, maturity date description				The earliest to occur of (i) December 31, 2015, (ii) upon a change in control, as defined in the agreement, or (iii) upon defined events of default.
Subsequent Event | University of Michigan Sponsored Research Agreement [Member]
Subsequent Event [Line Items]
Sponsor of research over three- year		$ 2,725,000
Sponsored research agreement period		3 years
Sponsored research amount, expensed as incurred		$ 2,000,000
Subsequent Event | Merger and Private Financing
Subsequent Event [Line Items]
Shares sold to investors	8,280,696
Shares sold to investors, share price	$ 6.32
Sale of stock, gross proceeds	$ 52,334,011
Convertible promissory note, principal amount converted	7,500,000
Accrued interest converted	$ 114,849
Debt instrument conversion, shares issued	1,204,870
Subsequent Event | Merger and Private Financing | Common Stock [Member]
Subsequent Event [Line Items]
Merger agreement, terms	Each share of common stock of the Company outstanding immediately prior to the Effective Time was exchanged for one-half (0.5) of a share of common stock of Parent.
Shares of the Company common stock issued upon exchange pursuant to merger agreement	14,508,177
Subsequent Event | Merger and Private Financing | 2014 Plan
Subsequent Event [Line Items]
Options to purchase shares outstanding	0
Subsequent Event | Note Purchase Agreement and Convertible Promissory Note
Subsequent Event [Line Items]
Convertible promissory note							$ 3,000,000
Convertible promissory note, interest rate							8.00%
Subsequent Event | Janssen License Agreement | Convertible Debt Securities
Subsequent Event [Line Items]
Convertible promissory note						$ 1,000,000
Convertible promissory note, interest rate						8.00%
Subsequent Event | February 2015 Note Holders
Subsequent Event [Line Items]
Convertible promissory note					$ 1,000,000
Convertible promissory note, interest rate					8.00%